Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Leases [Abstract]
Future Minimum Rental Payments for Non-Cancelable Operating Leases

The undiscounted future lease payments under the lease liability as of December 29, 2018 (under ASC 840) were as follows (in thousands):

	Third Parties	Related Parties	Total
Fiscal 2019	$82,971	$6,152	$89,123
Fiscal 2020	91,538	6,201	97,739
Fiscal 2021	93,090	6,297	99,387
Fiscal 2022	92,359	6,532	98,891
Fiscal 2023	91,955	6,410	98,365
Thereafter	801,832	48,914	850,746

Total future lease payments	$1,253,745	$80,506	$1,334,251

Future minimum rental payments (in thousands) for all non-cancelable operating leases having a remaining term in excess of one year as of December 29, 2018 are as follows:

	Third Parties	Related Parties	Total
2019	$82,971	$6,152	$89,123
2020	91,538	6,201	97,739
2021	93,090	6,297	99,387
2022	92,359	6,532	98,891
2023	91,955	6,410	98,365
Thereafter	801,832	48,914	850,746

Total future minimum rental payments	$1,253,745	$80,506	$1,334,251

Rental expense

Rental expense for all operating leases for fiscal years ended December 30, 2017 and December 29, 2018 (under ASC 840) was as follows (in thousands):

	Fiscal Year Ended
	December 30, 2017	December 29, 2018
Rent expense—third-party lessors	$72,622	$79,347
Rent expense—related parties	7,309	7,141
Contingent rentals	531	548
Less rentals from subleases	(1,079)	(1,075)

Total rent expense	$79,383	$85,961

Rental expense (in thousands) for all operating leases for fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018 is as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Rent expense—third-party lessors	$56,825	$72,622	$79,347
Rent expense—related parties	6,490	7,309	7,141
Contingent rentals	619	531	548
Less rentals from subleases	(1,129)	(1,079)	(1,075)

Total rent expense	$62,805	$79,383	$85,961

Schedule of balance sheet classifications

The balance sheet classification of our right-of-use assets and lease liabilities as of September 28, 2019 was as follows (in thousands):

Leases	Classification
Assets:
Operating lease assets	Operating right-of-use asset	$680,178
Finance lease assets	Other assets	4,226

Total leased assets		$684,404

Liabilities:
Current
Operating	Current lease liability	$38,510
Finance	Current lease liability	536
Noncurrent
Operating	Lease liability	715,796
Finance	Lease liability	3,766

Total lease liabilities		$758,608

Schedule of lease cost

The components of lease expense for the 13 and 39 weeks ended September 28, 2019 were as follows (in thousands):

		13 Weeks Ended	39 Weeks Ended
Lease Cost	Classification	September 28, 2019	September 28, 2019
Operating lease cost	Selling, general and administrative expenses	$24,211	$71,085
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization	173	520
Interest on leased liabilities	Interest expense, net	68	192
Sublease income	Other income	(299)	(949)

Net Lease Cost		$24,153	$70,848

Schedule of undiscounted future lease payments

The undiscounted future lease payments under the lease liability as of September 28, 2019 were as follows (in thousands):

Maturity of Lease Liabilities	Operating Leases	Finance Leases	Total
Remainder of fiscal 2019	$23,318	$203	$23,521
Fiscal 2020	93,885	756	94,641
Fiscal 2021	94,413	777	95,190
Fiscal 2022	93,733	724	94,457
Fiscal 2023	93,454	622	94,076
Thereafter	789,416	2,429	791,845

Total lease payments	1,188,219	5,511	$1,193,730

Less: Interest	(433,912)	(1,209)

Present value of lease liabilities	$754,307	$4,302

Schedule of undiscounted future lease payments

The undiscounted future lease payments under the lease liability as of September 28, 2019 were as follows (in thousands):

Maturity of Lease Liabilities	Operating Leases	Finance Leases	Total
Remainder of fiscal 2019	$23,318	$203	$23,521
Fiscal 2020	93,885	756	94,641
Fiscal 2021	94,413	777	95,190
Fiscal 2022	93,733	724	94,457
Fiscal 2023	93,454	622	94,076
Thereafter	789,416	2,429	791,845

Total lease payments	1,188,219	5,511	$1,193,730

Less: Interest	(433,912)	(1,209)

Present value of lease liabilities	$754,307	$4,302

Schedule of supplemental cash flow information

The weighted-average lease term and discount rate as of September 28, 2019 were as follows:

Lease Term and Discount Rate
Weighted-average remaining lease term (years):
Operating leases	12.34
Finance leases	8.17
Weighted-average discount rate:
Operating leases	7.72%
Finance leases	6.02%

Supplemental cash flow information for the 39 weeks ended September 28, 2019 related to leases was as follows (in thousands):

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$65,448
Leased assets obtained in exchange for new operating lease liabilities—adoption	$641,529
Leased assets obtained in exchange for new operating lease liabilities—39 weeks ended September 28, 2019	$70,965